Discontinued Operations - Schedule of Major Classes of Assets and Liabilities of the Discontinued Operations (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Major Classes of Assets and Liabilities of the Discontinued Operations [Abstract]
Cash and cash equivalents	$ 198
Inventory	736
Prepaid expenses and other current assets	26
Restricted deposit	131
Right of use assets	269
Fixed assets	187
Trade payables	(3,484)
Other payables	(1,154)
Loan from bank	(1,373)
Lease liabilities	(310)
Intangible assets	2,440
Goodwill	$ 5,190